SCHEDULE OF RIGHT OF USE ASSET AND LEASE LIABILITY (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	[1]	Dec. 31, 2023
Notes and other explanatory information [abstract]
Interest expense	$ 144,046	[1]	$ 90,041		$ 53,614
Financed insurance Costs	$ 12,632

[1]	In addition to the non-cash interest of $90,041, the Company also incurred interest of $12,632 related to its financed insurance costs.